Financial assets and liabilities at fair value	12 Months Ended
Dec. 31, 2019
Financial assets and liabilities at fair value
Financial assets and liabilities at fair value

Note 13. Financial assets and liabilities at fair value

	December 31, 2019
			Surplus value (+)
Skr mn	Book value	Fair value	/Deficit value (-)
Cash and cash equivalents	1,362	1,362	—
Treasuries/governments bonds	8,344	8,344	—
Other interest-bearing securities except loans	53,906	53,906	—
Loans in the form of interest-bearing securities	43,627	45,054	1,427
Loans to credit institutions	27,010	27,133	123
Loans to the public	163,848	169,612	5,764
Derivatives	6,968	6,968	—
Total financial assets	305,065	312,379	7,314

Borrowing from credit institutions	3,678	3,678	—
Debt securities issued	269,339	271,549	2,210
Derivatives	20,056	20,056	—
Total financial liabilities	293,073	295,283	2,210

	December 31, 2018
			Surplus value (+)
Skr mn	Book value	Fair value	/Deficit value (-)
Cash and cash equivalents	2,416	2,416	—
Treasuries/governments bonds	11,117	11,117	—
Other interest-bearing securities except loans	48,665	48,665	—
Loans in the form of interest-bearing securities	36,781	37,666	885
Loans to credit institutions	27,725	27,709	-16
Loans to the public	161,094	164,734	3,640
Derivatives	6,529	6,529	—
Total financial assets	294,327	298,836	4,509

Borrowing from credit institutions	2,247	2,247	—
Debt securities issued	255,600	256,619	1,019
Derivatives	21,934	21,934	—
Total financial liabilities	279,781	280,800	1,019

The majority of financial liabilities and some of the financial assets in the Statement of Financial Position are accounted for at full fair value or at a value that represents fair value for the components hedged in a hedging relationship. Lending and borrowing not classified as hedge accounting or FVO are accounted for at amortized cost.

Determining fair value of financial instruments

The best evidence of fair value is quoted prices in an active market. The majority of SEK’s financial instruments are not publicly traded, and quoted market values are not readily available.

Fair value measurements are categorized using a fair value hierarchy. The financial instruments have been categorized under the three levels of the IFRS fair value hierarchy that reflects the significance of inputs. The categorization of these instruments is based on the lowest level of input that is significant to the fair value measurement in its entirety.

SEK uses the following hierarchy for determining and disclosing the fair value of financial instruments based on valuation techniques:

Level 1: quoted (unadjusted) prices in active markets for identical assets or liabilities;

Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly; and

Level 3: techniques which use inputs which have a significant effect on the recorded fair value that are not based on observable market data.

For more information on determining the fair value of financial transactions, see note 1.

In the process of estimating or deriving fair values for items accounted for at amortized cost, certain assumptions have been made. In those cases where quoted market values for the relevant items are available, such market values have been used.

The tables below show the fair values of the items carried at amortized cost or fair value. They are distributed according to the fair value hierarchy.

Financial assets reported at amortized cost in fair value hierarchy

	December 31, 2019
Loans and accounts receivable	Fair value				Book value
Skr mn	Level 1	Level 2	Level 3	Total	Total
Cash and cash equivalents	1,362	—	—	1,362	1,362
Loans in the form of interest-bearing securities	321	44,733	—	45,054	43,627
Loans to credit institutions	—	27,133	—	27,133	27,010
Loans to the public	—	169,584	—	169,584	163,848
Total financial assets in fair value hierarchy	1,683	241,450	—	243,133	235,847

	December 31, 2018
Loans and accounts receivable	Fair value				Book value
Skr mn	Level 1	Level 2	Level 3	Total	Total
Cash and cash equivalents	2,416	—	—	2,416	2,416
Loans in the form of interest-bearing securities	287	37,379	—	37,666	36,781
Loans to credit institutions	—	27,709	—	27,709	27,725
Loans to the public	—	164,722	—	164,722	161,094
Total financial assets in fair value hierarchy	2,703	229,810	—	232,513	228,016

Financial liabilities reported at amortized cost in fair value hierarchy

	December 31, 2019
Other financial liabilities	Fair value				Book value
Skr mn	Level 1	Level 2	Level 3	Total	Total
Borrowing from credit institutions	—	3,669	—	3,669	3,678
Debt securities issued	—	213,654	—	213,654	212,634
Total financial liabilities in fair value hierarchy	—	217,323	—	217,323	216,312

	December 31, 2018
Other financial liabilities	Fair value				Book value
Skr mn	Level 1	Level 2	Level 3	Total	Total
Borrowing from credit institutions	—	2,247	—	2,247	2,247
Debt securities issued	—	191,932	—	191,932	190,913
Total financial liabilities in fair value hierarchy	—	194,179	—	194,179	193,160

Financial assets reported at fair value in fair value hierarchy

	December 31, 2019
	Financial assets at fair value through
	profit or loss
Skr mn	Level 1	Level 2	Level 3	Total
Treasuries/governments bonds	7,041	1,303	—	8,344
Other interest-bearing securities except loans	27,409	26,497	—	53,906
Derivatives	—	4,483	2,485	6,968
Total financial assets in fair value hierarchy	34,450	32,283	2,485	69,218

	December 31, 2018
	Financial assets at fair value through
	profit or loss
Skr mn	Level 1	Level 2	Level 3	Total
Treasuries/governments bonds	—	11,117	—	11,117
Other interest-bearing securities except loans	—	48,665	—	48,665
Derivatives	—	4,596	1,933	6,529
Total financial assets in fair value hierarchy	—	64,378	1,933	66,311

Financial liabilities reported at fair value in fair value hierarchy

	December 31, 2019
	Financial liabilities at fair value through profit or loss
Skr mn	Level 1	Level 2	Level 3	Total
Debt securities issued	—	12,953	43,752	56,705
Derivatives	—	17,593	2,463	20,056
Total financial liabilities in fair value hierarchy	—	30,546	46,215	76,761

Due to an enhancement of the classification method a transfer of Skr 21,461 million was made from level 2 to level 1 during the period January December 2019. A transfer of Skr 1,040 million from level 3 to level 2 has been made for debt securities issued and a transfer of net Skr -30 million from level 3 to level 2 has been made for derivatives (year-end 2018: transfer between level 2 and level 3 of Skr -2,124 million was made).

	December 31, 2018
	Financial liabilities at fair value through profit or loss
Skr mn	Level 1	Level 2	Level 3	Total
Debt securities issued	—	16,789	47,898	64,687
Derivatives	—	15,414	6,520	21,934
Total financial liabilities in fair value hierarchy	—	32,203	54,418	86,621

Financial assets and liabilities at fair value in Level 3

	December 31, 2019
						Gains (+) and	Gains (+) and
						losses (-)	losses (-)	Cur.
	Jan 1,		Settlements	Transfers to	Transfers	through profit or	through other	exchange-rate	Dec 31,
Skr mn	2019	Purchases	& sales	Level 3	from Level 3	loss(1)	comprehensive income	effects	2019
Debt securities issued	-47,898	-10,702	21,314	—	1,040	-3,408	-43	-4,055	-43,752
Derivatives, net	-4,587	-5	-299	1	-31	3,181	—	1,762	22
Net assets and liabilities	-52,485	-10,707	21,015	1	1,009	-227	-43	-2,293	-43,730

Financial assets and liabilities at fair value in Level 3

	December 31, 2018
						Gains (+) and	Gains (+) and
						losses (-)	losses (-)	Cur.
	Jan 1,		Settlements	Transfers to	Transfers	through profit or	through other	exchange-rate	Dec 31,
Skr mn	2018	Purchases	& sales	Level 3	from Level 3	loss(1)	comprehensive income	effects	2018
Debt securities issued	-42,995	-13,199	9,490	-2,486	425	4,091	250	-3,474	-47,898
Derivatives, net	-846	3	-43	-57	-6	-3,913	—	275	-4,587
Net assets and liabilities	-43,841	-13,196	9,447	-2,543	419	178	250	-3,199	-52,485
(1)

Gains and losses through profit or loss, including the impact of exchange-rates, are reported as net interest income and net results of financial transactions. The unrealized fair value changes for assets and liabilities, including the impact of exchange rates, held as of December 31, 2019, amounted to a Skr 69 million loss (year-end 2018: Skr 157 million gain) and are reported as net results of financial transaction.

Uncertainty of valuation of Level 3-instruments

As the estimation of the parameters included in the models to calculate the market value of Level 3 instruments is associated with subjectivity and uncertainty, SEK has conducted an analysis of the difference in fair value of Level 3 instruments using other established parameter values. Option models and discounted cash flows are used to value the Level 3 instruments. For the Level 3 instruments that are significantly affected by different types of correlations, which are not based on observable market data, a revaluation has been made by shifting the correlations. The correlations have been adjusted by +/-10 percentage points, which represents the range of correlations that SEK has determined market participants would use when pricing the instruments.

For Level 3 instruments that are significantly affected by nonobservable market data, such as SEK’s own creditworthiness, a revaluation has been made by shifting the credit curve. The revaluation is made by shifting the credit spreads by +/‑10 basis points, which has been assessed as a reasonable change in SEK’s credit spread. The analysis shows the impact of the nonobservable market data on the market value. In addition, the market value will be affected by observable market data.

The result of the analysis corresponds with SEK’s business model where issued securities are linked with a matched hedging derivative. The underlying market data is used to evaluate the issued security as well as to evaluate the fair value in the derivative. This means that a change in fair value of the issued security, excluding SEK’s own credit spread, is offset by an equally large change in fair value in the derivative.

Sensitivity analysis - level 3

	December 31, 2019
Assets and liabilities		Unobservable	Range of estimates for
Skr mn	Fair Value	input	unobservable input (1)	Valuation method	Sensitivity Max	Sensitivity Min
Equity	-345	Correlation	0.73 - 0.02	Option Model	1	-1
Interest rate	1,249	Correlation	0.16 - (0.08)	Option Model	-64	63
FX	-711	Correlation	0.80 - 0.10	Option Model	19	-16
Other	-171	Correlation	0.53 - (0.03)	Option Model	0	0
Sum derivatives,net	22				-44	46
Equity	-524	Correlation	0.73 - 0.02	Option Model	-1	1
		Credit spreads	10BP - (10BP)	Discounted cash flow	14	-14
Interest rate	-43,083	Correlation	0.16 - (0.08)	Option Model	65	-64
		Credit spreads	10BP - (10BP)	Discounted cash flow	70	-68
FX	-39	Correlation	0.80 - 0.10	Option Model	-20	17
		Credit spreads	10BP - (10BP)	Discounted cash flow	88	-87
Other	-106	Correlation	0.53 - (0.03)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	3	-3
Sum debt securities issued	-43,752				219	-218
Total effect on total comprehensive income(2)					175	-172

Sensitivity analysis - level 3

	December 31, 2018
Assets and liabilities		Unobservable	Range of estimates for
Skr mn	Fair Value	input	unobservable input (1)	Valuation method	Sensitivity Max	Sensitivity Min
Equity	-2,417	Correlation	0.70 - 0.07	Option Model	6	-6
Interest rate	972	Correlation	0.21 - (0.12)	Option Model	-95	90
FX	-2,971	Correlation	0.84 - (0.94)	Option Model	22	-19
Other	-171	Correlation	0.53 - (0.01)	Option Model	1	-1
Sum derivatives,net	-4,587				-66	64
Equity	-680	Correlation	0.70 - 0.07	Option Model	-7	6
		Credit spreads	10BP - (10BP)	Discounted cash flow	28	-28
Interest rate	-47,090	Correlation	0.21 - (0.12)	Option Model	97	-94
		Credit spreads	10BP - (10BP)	Discounted cash flow	116	-113
FX	-32	Correlation	0.84 - (0.94)	Option Model	-23	20
		Credit spreads	10BP - (10BP)	Discounted cash flow	95	-96
Other	-96	Correlation	0.53 - (0.01)	Option Model	-1	1
		Credit spreads	10BP - (10BP)	Discounted cash flow	3	-3
Sum debt securities issued	-47,898				308	-307
Total effect on total comprehensive income(2)					242	-243
(1)

Represents the range of correlations that SEK has determined market participants would use when pricing the instruments. The structures are represented both in the security and the derivative hedging the bond. The sensitivity analysis is based on a shift in the interval for correlation between 0.1 and -0.1. The correlation is expressed as a value between 1 and -1, where 0 indicates no relationship, 1 indicates maximum positive relationship and -1 indicates maximum negative relationship. The maximum correlation in the range of unobservable inputs can thus be from 1 to -1. The table presents the scenario analysis of the effect on Level 3‑instruments, with maximum positive and negative changes.

(2)

Of the total impact on total comprehensive income, the sensitivity effect of SEK’s own credit spread was Skr 174 million (year-end 2018: Skr 242 million) under a maximum scenario and Skr -173 million (year-end 2018: Skr -240 million) under a minimum scenario.

Fair value related to credit risk

	Fair value originating from credit risk		The period's change in fair value origination
	(- liabilities increase/ + liabilities decrease)		from credit risk (+income/ - loss)
Skr mn	December 31, 2019	December 31, 2018	2019	2018
CVA/DVA, net(1)	-12	-29	17	-21
OCA(2)	-126	-150	24	374
(1)	Credit value adjustment (CVA) and Debt value adjustment (DVA) reflects how the counterparties’ credit risk as well as SEK’s own credit rating affects the fair value of derivatives.
(2)	Own credit adjustment (OCA) reflects how the changes in SEK’s credit rating affects the fair value of financial liabilities measured at fair value through profit and loss.